Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net

5     Property and equipment, net

	December 31, 2022	December 31, 2023	December 31, 2023
	S$’000	S$’000	US$’000

Computer	81	81	61
Office	1	1	1
Operating lease right-of-use assets	-	96	73

Total	82	178	135
Less: accumulated depreciation	(58)	(117)	(89)

Net book value	24	61	46

Depreciation expense for the year ended December 31, 2023 and 2022 was S$62,000 (US$47,000) and S$14,000 respectively.

The Company’s operating lease right-of-use assets is related to the office lease agreements with lease terms for two years. The Company’s lease agreement do not contain any material residual value guarantees or material restrictive convents. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year or less.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS